Research And Development (Schedule Of Research And Development) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Research And Development [Abstract]
Research and development expenses	€ 130,153	€ 79,331	€ 63,934
Research and development grants and credits	(753)	(546)	(1,128)
Total research and development	€ 129,400	€ 78,785	€ 62,806